Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Summary of Percentage of Compensation the Company Contributes	The table below illustrates the non-elective contribution rate assigned to the established age groups.

Age	Contribution as a Percentage of Eligible Pay
Younger than 40	3%
40-49	4%
50 or Older	5%